ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of intangible assets, net

	As of December 31,
	2017	2018
Trademark	—	1,367
Student base	—	3,632

Total costs	—	4,999
Less: accumulated amortization	—	(508)

Intangible assets, net	—	4,491